Tortoise Essential Assets Income Term Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

	February 29, 2020
	Principal Amount/Shares
		Fair Value
Common Stock - 41.1%(1)
Natural Gas/Natural Gas Liquids Pipelines - 5.7%(1)
Italy - 1.8%(1)
Snam SpA	803,467	$3,965,712
United States - 3.9%(1)
Cheniere Energy Inc.(2)(3)	82,600	4,236,554
ONEOK, Inc.(4)	46,732	3,117,959
The Williams Companies, Inc.(4)	85,100	1,621,155
		12,941,380
Natural Gas Gathering/Processing - 3.3%(1)
United States - 3.3%(1)
Targa Resources Corp.(2)	232,101	7,520,072

Oil and Gas Production - 2.7%(1)
United States - 2.7%(1)
Cabot Oil & Gas Corporation(2)	211,800	2,950,374
Noble Energy, Inc.(2)	208,700	3,303,721
		6,254,095
Power - 20.0%(1)
Australia - 2.4%(1)
APA Group	235,760	1,649,509
Spark Infrastructure Group	2,744,409	3,772,347
Canada - 1.5%(1)
Algonquin Power & Utilities Corp	233,452	3,548,088
France - 0.3%(1)
Engie SA	4,111	68,211
Italy - 2.6%(1)
Enel SpA	731,420	6,117,237
Portugal - 4.2%(1)
EDP - Energias de Portugal SA	1,330,915	6,200,280
REN - Redes Energeticas Nacionais SGPS SA	1,237,890	3,443,746
Spain - 1.7%(1)
Iberdrola SA	350,472	3,992,837
United States - 1.8%(1)
Covanta Holding Corp(4)	316,092	4,222,989
United Kingdom - 5.5%(1)
National Grid PLC	524,577	6,610,179
SSE PLC	311,504	6,106,747
		45,732,170
Renewables - 6.7%(1)
Canada - 4.0%(1)
Innergex Renewable Energy Inc(4)	295,054	4,326,066
TransAlta Renewables Inc	389,060	4,756,547
United States - 2.7%(1)
Pattern Energy Group Inc A(4)	160,244	4,334,600
TerraForm Power Inc(4)	105,909	1,990,030
		15,407,243
Water Infrastructure - 2.7%(1)
France - 0.7%(1)
Suez	94,620	1,491,625
United Kingdom - 2.0%(1)
Pennon Group PLC	292,218	4,038,913
Pentair PLC	15,726	619,447
		6,149,985

Total Common Stock (Cost $94,896,515)		94,004,945

Master Limited Partnerships - 15.5%(1)
Natural Gas/Natural Gas Liquids Pipelines - 7.6%(1)
United States - 7.6%(1)
DCP Midstream, LP(4)	235,000	3,663,650
Energy Transfer LP(4)	574,030	6,360,252
Enterprise Products Partners L.P.(4)	321,504	7,503,903
		17,527,805
Natural Gas Gathering/Processing - 5.9%(1)
United States - 5.9%(1)
CNX Midstream Partners LP(4)	95,000	1,112,450
Crestwood Equity Partners LP(4)	23,100	481,404
Enable Midstream Partners LP	98,000	607,600
EQM Midstream Partners, LP	140,763	2,443,646
Noble Midstream Partners LP(4)	375,660	5,766,381
Western Midstream Partners, LP(4)	229,900	3,002,494
		13,413,975
Renewables - 2.0%(1)
Canada - 2.0%(1)
Brookfield Renewable Partners LP(4)	92,811	4,634,154

Total Master Limited Partnerships (Cost $49,333,129)		35,575,934

Corporate Bonds - 13.6%(1)
Crude Oil Pipelines - 2.9%(1)
Canada - 1.8%(1)
Enbridge Inc, 6.250%, 03/01/2078(4)	4,000,000	4,200,000
United States - 1.1%(1)
Genesis Energy LP / Genesis Energy Finance Corp, 6.250%, 05/15/2026(4)	3,000,000	2,505,000
		6,705,000
Education - 0.4%(1)
United States - 0.4%(1)
Village Charter School Inc	800,000	800,000

Healthcare - 2.4%(1)
United States - 2.4%(1)
Grace Commons Property, 15.000%, 10/31/2023(5)	1,825,000	1,825,000
Grace Commons Property, 8.000%, 10/31/2021(5)	3,650,000	3,650,000
		5,475,000
Natural Gas/Natural Gas Liquids Pipelines - 1.8%(1)
Canada - 1.8%(1)
TransCanada Corporation, 5.300%, 03/15/2077(4)	4,000,000	4,090,000

Natural Gas Gathering/Processing - 2.2%(1)
United States - 2.2%(1)
Antero Midstream Partners LP, 5.750%, 01/15/2028(4)(5)	3,750,000	2,568,750
Blue Racer Midstream, LLC, 6.625%, 07/15/2026(4)(5)	3,000,000	2,550,000
		5,118,750
Oil and Gas Production - 2.9%(1)
United States - 2.9%(1)
Ascent Resources Utica Holdings, LLC, 7.000%, 11/01/2026(4)	3,500,000	2,100,000
Southwestern Energy Co, 7.750%, 10/01/2027(4)	3,000,000	2,272,500
Southwestern Energy Co, 7.500%, 04/01/2026(4)	3,000,000	2,280,000
		6,652,500
Senior Living - 1.0%(1)
United States - 1.0%(1)
Realco Perry Hall MD LLC/OPCO, 10.000%, 10/01/2024(5)	2,280,000	2,271,879

Total Corporate Bonds (Cost $34,396,806)		31,113,129

Preferred Bonds - 5.2%(1)
Natural Gas Gathering/Processing - 2.9%(1)
United States - 2.9%(1)
DCP Midstream LP, 7.375% 06/15/2067(4)	5,000,000	4,550,000
EnLink Midstream Partners LP, 6.000%, 12/15/2067	3,000,000	1,980,000
		6,530,000
Natural Gas/Natural Gas Liquids Pipelines - 2.3%(1)
United States - 2.3%(1)
Energy Transfer Operating LP, 6.250%, 02/15/2068(4)	6,000,000	5,349,060

Total Preferred Bonds (Cost $13,206,162)		11,879,060

Preferred Stock - 6.3%(1)
Natural Gas/Natural Gas Liquids Pipelines - 2.5%(1)
United States - 2.5%(1)
Crestwood Equity Partners LP, 9.25%(4)	161,120	1,342,130
Altus Midstream Company, 7.000%(5)(6)(7)	4,220	4,407,929
		5,750,059
Natural Gas Gathering/Processing - 1.9%(1)
United States - 1.9%(1)
Targa Resources Corp., 9.500%(5)(6)	4,000	4,240,320

Renewables - 0.7%(1)
United States - 0.7%(1)
NextEra Energy, Inc. LP	29,410	1,490,793

Water Utilities - 1.2%(1)
United States - 1.2%(1)
Essential Utilities, Inc.	50,000	2,847,000

Total Preferred Stock (Cost $13,953,866)		14,328,172

Private Investments - 17.9%(1)
Natural Gas/Natural Gas Liquids Pipelines - 0.9%(1)
Mexico - 0.9%(1)
Mexico Pacific Limited LLC (MPL) Series A(5)(6)	88,889	2,000,000

Renewables - 17.0%(1)
United States - 17.0%(1)
Renewable Holdco, LLC(5)(6)(8)	N/A	14,036,820
Renewable Holdco I, LLC(5)(6)(8)	N/A	23,790,485
Renewable Holdco II, LLC(5)(6)(8)	N/A	1,082,193
		38,909,498

Total Private Investments (Cost $42,817,381)		40,909,498

Municipal Bonds - 5.9%(1)
Education - 0.1%(1)
United States - 0.1%(1)
Public Finance Authority Educational Facility Revenue, 12.000%, 10/01/2029	185,000	186,460

Other - 5.8%(1)
United States - 5.8%(1)
Florida - 0.5%(1)
Florida Development Finance Corp, 10.000%, 07/01/2025	445,000	445,142
Florida Development Finance Corp, 10.000%, 02/15/2028	595,000	602,610
		1,047,752
Pennsylvania - 1.4%(1)
Philadelphia Authority for Industrial Development, 10.000%, 06/15/2030	3,135,000	3,187,950

Wisconsin - 3.9%(1)
Public Finance Authority, 9.000%, 06/01/2029	8,925,000	9,043,613

Total Municipal Bonds (Cost $13,285,000)		13,465,775

Construction Note - 1.5%(1)
Renewables - 1.5%(1)
Bermuda - 1.5%(1)
Saturn Solar Bermuda 1 Ltd., 6.000%, 06/30/2020 (Cost $3,770,670)(5)(6)	3,510,000	3,530,358

Convertible Bond - 2.7%(1)
Renewables - 2.7%(1)
Grand Cayman - 2.7%(1)
Sunnova Energy Intl Inc., 7.750%, 01/30/2027 (Cost $5,336,071)(5)(6)	5,589,000	6,157,401

Term Loan - 2.1%(1)
Other - 2.1%(1)
United States - 2.1%(1)
New Fortress Energy, 7.8534%, 01/10/2023 (Cost $4,878,649)	5,000,000	4,875,000

Short-Term Investment - 0.2%(1)
United States Investment Company - 0.2%(1)
First American Government Obligations Fund, 1.94%(9) (Cost $484,990)	484,990	484,990

Total Investments - 112.0%(1) (Cost $276,359,239)		256,324,262
Total Value of Options Written (Premiums received $216,989)(10) - (0.1)%(1)		(126,163)
Deferred Tax Asset - 0.3%(1)		756,235
Other Assets and Liabilities - 2.9%(1)		6,530,238
Credit Facility Borrowings - (15.1)%(1)		(34,600,000)
Total Net Assets Applicable to Common Stockholders - 100.0%(1)		$228,884,572

(1)	Calculated as a percentage of net assets applicable to common stockholders.
(2)	All or a portion of the security represents cover for outstanding call option contracts written.
(3)	Non-income producing security.
(4)	All or a portion of the security is segregated as collateral for the margin borrowing facility. See Note 11 to the financial statements for further disclosure.
(5)	Restricted securities have a total fair value of $72,111,135 which represents 31.5% of net assets. See Note 7 to the financial statements for further disclosure.
(6)
Securities have been valued by using significant unobservable inputs in accordance with fair value procedures and are categorized as level 3 investments, as more fully described in Note 2 to the financial statements.

(7)	Security distributions are paid-in-kind. Cash value of the 7.0% coupon is paid in the form of additional shares.
(8)	Deemed to be an affiliate of the fund. See Notes 7 and 13 to the financial statements for further disclosure.
(9)	Rate indicated is the current yield as of February 29, 2020.
(10)	See Schedule of Options Written and Note 12 to the financial statements for further disclosure.

Various inputs are used in determining the fair value of the Funds’ investments and financial instruments.  These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, market corroborated inputs, etc.)
Level 3 – significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following tables provide the fair value measurements of applicable assets and liabilities by level within the fair value hierarchy as of February 29, 2020.  These assets and liabilities are measured on a recurring basis.
TEAF:
Description	Level 1	Level 2	Level 3	Total
Assets
Investments:
Common Stock(a)	$94,004,945	$-	$-	$94,004,945
Master Limited Partnerships(a)	35,575,934	-	-	35,575,934
Corporate Bonds(a)	-	31,113,129	-	31,113,129
Preferred Bonds(a)	-	11,879,060	-	11,879,060
Preferred Stock(a)	5,679,923	-	8,648,249	14,328,172
Private Investments(a)	-	-	40,909,498	40,909,498
Municipal Bonds(a)	-	13,465,775	-	13,465,775
Construction Note(a)	-	-	3,530,358	3,530,358
Convertible Bond(a)	-	-	6,157,401	6,157,401
Term Loans(a)	-	4,875,000	-	4,875,000
Short-Term Investment(b)	484,990	-	-	484,990
Total Assets	$135,745,792	$61,332,964	$59,245,506	$256,323,262
Liabilities
Written Call Options	$75,589	$50,574	$-	$126,163

(a)	All other industry classifications are identified in the Schedule of Investments.
(b)	Short-term investment is a sweep investment for cash balances.

The following tables present each Fund’s assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period ended February 29, 2020:

Preferred Stock	TEAF
Balance – beginning of period	8,564,680
Purchases	72,582
Return of capital	-
Sales	-
Total realized gain/loss	-
Change in unrealized gain/loss	10,987
Balance – end of period	$8,648,249

Private Investments	TEAF
Balance – beginning of period	$40,885,774
Purchases	1,539,009
Return of capital	-
Sales	-
Total realized gain/loss	-
Change in unrealized gain/loss	(1,515,285)
Balance – end of period	$40,909,498

Construction Note	TEAF
Balance – beginning of period	$3,516,669
Purchases	-
Return of capital	-
Sales	-
Total realized gain/loss	-
Change in unrealized gain/loss	13,689
Balance – end of period	$3,530,358

Convertible Bond	TEAF
Balance – beginning of period	$-
Purchases	5,336,071
Return of capital	-
Sales	-
Total realized gain/loss	-
Change in unrealized gain/loss	821,330
Balance – end of period	$6,157,401

TEAF
Change in unrealized gain/loss on investments still held at February 29, 2020	$(669,279)